Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ 2,972,754	$ 3,213,645
Stock-based compensation expense	90,163	90,162
Net cash provided by operating activities	5,549,813	5,083,916
Investing Activity
Net cash provided by investing activities	10,808,443	(4,319,344)
Financing Activities
Dividends paid	(570,843)	(565,526)
Stock repurchase	(1,028,688)	(1,596,959)
Exercise of stock options	234,491	90,254
Net cash used in financing activities	(12,845,488)	(1,959,413)
Net Change in Cash and Cash Equivalents	3,512,768	(1,194,841)
Cash and Cash Equivalents, Beginning of Year	6,098,870	7,293,711
Cash and Cash Equivalents, End of Year	9,611,638	6,098,870
Parent Company
Operating Activities
Net income	2,972,754	3,213,645
Items not providing cash, net	(1,396,844)	(1,982,245)
Stock-based compensation expense	90,163	90,162
Change in other assets and liabilities, net	29,599	112,013
Net cash provided by operating activities	1,695,672	1,433,575
Investing Activity
Loan payment from subsidiary	36,652	35,527
Net cash provided by investing activities	36,652	35,527
Financing Activities
Dividends paid	(570,843)	(565,526)
Stock repurchase	(1,028,688)	(1,596,959)
Exercise of stock options	234,491	90,254
Net cash used in financing activities	(1,365,040)	(2,072,231)
Net Change in Cash and Cash Equivalents	367,284	(603,129)
Cash and Cash Equivalents, Beginning of Year	3,479,895	4,083,024
Cash and Cash Equivalents, End of Year	$ 3,847,179	$ 3,479,895